Results of Operations - Summary of General and Administrative Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Other General And Administrative Expenses [abstract]
Employee expenses	€ 1,733	€ 1,951
Consulting fees	1,025	865
Share-based payments	892	776
Communication & Marketing	289	339
Rent	40	18
Insurances	476	213
Travel & living	77	166
Depreciation	168	177
Other	89	1
Total General and administrative expenses	€ 4,789	€ 4,506